Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
For the twelve month period ended June 30,
2016	$ 14,070
2017	13,729
2018	13,729
2019	13,729
2020	13,744
Thereafter	38,750
Total	107,751	$ 115,382
M/V Cape Agamemnon
For the twelve month period ended June 30,
2016	5,372
2017	5,357
2018	5,357
2019	5,357
2020	5,358
Thereafter	0
Total	26,801	29,457
M/V Agamemnon
For the twelve month period ended June 30,
2016	72
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Total	72	500
M/V Archimidis
For the twelve month period ended June 30,
2016	241
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Total	241	636
M/V Hyundai Premium
For the twelve month period ended June 30,
2016	1,668
2017	1,668
2018	1,668
2019	1,668
2020	1,668
Thereafter	7,561
Total	15,901	16,728
M/V Hyundai Paramount
For the twelve month period ended June 30,
2016	1,670
2017	1,670
2018	1,670
2019	1,670
2020	1,670
Thereafter	7,680
Total	16,030	16,858
M/V Hyundai Prestige
For the twelve month period ended June 30,
2016	1,697
2017	1,693
2018	1,693
2019	1,693
2020	1,697
Thereafter	7,569
Total	16,042	16,882
M/V Hyundai Privilege
For the twelve month period ended June 30,
2016	1,676
2017	1,672
2018	1,672
2019	1,672
2020	1,677
Thereafter	7,947
Total	16,316	17,144
M/V Hyundai Platinum
For the twelve month period ended June 30,
2016	1,674
2017	1,669
2018	1,669
2019	1,669
2020	1,674
Thereafter	7,993
Total	$ 16,348	$ 17,177